ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Accrued payroll and welfare	$ 15,761,463	$ 14,760,788
Income and non-income based taxes payables	9,389,054	7,156,828
Accrued marketing expenses	4,182,606	3,748,010
Accrued professional expenses	2,445,075	1,749,229
Advanced from customers	1,904,019	1,748,167
Accrued data and IT service expenses	1,467,007	1,443,897
Amounts due to employees for sale of their shares exercised under the share incentive plan	1,368,771	1,131,614
Others	1,259,754	2,007,644
Total	$ 37,777,749	$ 33,746,177